General and Administrative Expenses	12 Months Ended
Dec. 31, 2023
General and Administrative Expenses [Abstract]
General and administrative expenses

22. General and administrative expenses

	2023	2022	2021
Employee benefits and expenses	655,967	645,138	1,371,526
Business development	15,348	15,727	39,916
Travel expenses	43,055	95,503	75,829
Administration expenses	2,274,159	2,517,309	2,098,866
Lease expenses from short-term lease	15,705	6,001	52,280
Depreciation of Right-of-use assets	119,304	118,887	29,722
Depreciation of tangible assets	-	-	-
Capital tax expenses	12,738	3,110	706
Total general and administrative expenses	3,136,275	3,401,676	3,668,845

Revised for the reclassification of certain activities as discontinued operations in 2022 and 2021 – refer to Notes 1, 10 and 27.